Property, plant and equipment (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item
Disclosure of detailed information about property, plant and equipment [line items]
Number of Exploratory Wells | item	2	2	6
Property, plant and equipment.	$ 740,491,000	$ 686,824,000	$ 666,879,000
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment.	100,955,000	80,579,000	113,041,000
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment.	24,117,000	15,781,000	16,480,000
seismic and other exploratory assets [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment.	$ 95,268,000	$ 72,581,000	$ 96,041,000
Exploration Wells [Member] | CPO-5 Block (Colombia) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Exploratory Wells | item	2
Exploration Wells [Member] | Espejo Block (Ecuador) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Exploratory Wells | item	2
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Exploratory Wells | item		3	4
Property, plant and equipment.	$ 5,687,000	$ 7,998,000	$ 17,000,000